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                                                              File No. 811-10395
                                                                       333-62166

     As filed with the Securities and Exchange Commission on March 25, 2011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                         Pre-Effective Amendment No. __            [_]

                         Post-Effective Amendment No. 18           [X]

                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940                     [X]

                                Amendment No. 19                   [X]

                        (Check appropriate box or boxes)

                            PIONEER SERIES TRUST VII
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

             Terrence J. Cullen, Pioneer Investment Management, Inc.
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

     [X] immediately upon filing pursuant to paragraph (b)

     [_] on [date] pursuant to paragraph (b)

     [_] 60 days after filing pursuant to paragraph (a)(1)

     [_] on [date] pursuant to paragraph (a)(1)

     [_] 75 days after filing pursuant to paragraph (a)(2)

     [_] on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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This filing relates solely to the following Funds, each a series of the
Registrant:

Pioneer Global Aggregate Bond Fund -- Class A, Class C and Class Y Pioneer Global High Yield Fund -- Class A, Class B, Class C, Class Y and Class Z

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 25th day of March, 2011.

                                            PIONEER SERIES TRUST VII


                                        By: /s/ Daniel K. Kingsbury
                                            ------------------------------------
                                            Daniel K. Kingsbury
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on March 25, 2011:

Signature                               Title
---------                               -----


John F. Cogan, Jr.*                     Chairman of the Board,
-------------------------------------   President (Principal
John F. Cogan, Jr.                      Executive Officer) and Trustee


Mark E. Bradley*                        Treasurer (Principal
-------------------------------------   Financial and Accounting Officer)
Mark E. Bradley


David R. Bock*                          Trustee
-------------------------------------
David R. Bock


Mary K. Bush*                           Trustee
-------------------------------------
Mary K. Bush


Benjamin M. Friedman*                   Trustee
-------------------------------------
Benjamin M. Friedman


/s/ Daniel K. Kingsbury                 Executive Vice President
-------------------------------------   and Trustee
Daniel K. Kingsbury


Margaret B. W. Graham*                  Trustee
-------------------------------------
Margaret B. W. Graham


Thomas J. Perna*                        Trustee
-------------------------------------
Thomas J. Perna


Marguerite A. Piret*                    Trustee
-------------------------------------
Marguerite A. Piret


Stephen K. West*                        Trustee
-------------------------------------
Stephen K. West


*By: /s/ Daniel K. Kingsbury            Dated: March 25, 2011
     --------------------------------
      Daniel K. Kingsbury
      Attorney-in-Fact

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                                  EXHIBIT INDEX

Exhibit No.   Description
-----------   -----------
EX-101.INS    XBRL Instance Document
EX-101.SCH    XBRL Taxonomy Extension Schema Document
EX-101.CAL    XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF    XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE    XBRL Taxonomy Extension  Presentation Linkbase